Share-Based Payments - by Functional Area (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Allocation of Share-Based Payment Expense by function
Cost of cloud	€ 138	€ 94	€ 53
Cost of software licenses and support	42	38	48
Cost of services	360	375	250
Research and development	751	703	440
Sales and marketing	876	834	503
General and administration	217	175	137
Share-based payment expenses	2,385	2,220	1,431
thereof equity-settled share-based payments	1,591	1,414	1,075
thereof cash-settled share-based payments	794	806	356
Accelerated share-based payment expenses	309	0
LTI 2020
Allocation of Share-Based Payment Expense by function
thereof cash-settled share-based payments	€ 51	€ 36	€ 8